Stock-Based Compensation - Schedule of Black Scholes Valuation Allowance Model of Warrants (Details) (10-K) - Warrants [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Expected term	3 years	3 years
Expected volatility	140.50%	140.50%
Risk-free interest rates	1.40%	1.40%
Dividend yields	0.00%	0.00%
Private Placement [Member]
Expected term		1 year 6 months
Dividend yields		0.00%
Private Placement [Member] | Minimum [Member]
Expected volatility		168.50%
Risk-free interest rates		0.13%
Private Placement [Member] | Maximum [Member]
Expected volatility		191.90%
Risk-free interest rates		0.15%